INCOME TAXES (Schedule of Income Tax (Expenses)/Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Current	$ (1,921)	$ (2,250)	$ (4,324)
Deferred	1,491	3,963	1,831
Total	$ (430)	$ 1,713	$ (2,493)